Credit Facilities and Guarantees (Details) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Line Of Credit Facility [Line Items]
Outstanding borrowing	$ 20,000	$ 10,000
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing	11,500	7,000
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing	$ 8,500	$ 3,000